Employee benefits - Movements in the present value of defined benefit obligations (PBO) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits
Benefits paid by the plan	$ (56,287)		$ (32,027)
Actuarial losses in other comprehensive income	1,019	$ 1,581	2,636
Experience adjustments arising from plan liabilities [Member]
Disclosure of Employee benefits
PBO as at January 1	755,945	636,202	500,072
Benefits paid by the plan	(27,743)	(78,149)	(54,932)
Service cost	25,890	38,987	30,108
Interest cost	33,115	53,343	50,421
Actuarial losses in other comprehensive income	6,497	105,562	110,533
Past service cost - plan amendments	(15,809)	0	0
PBO as at December 31	$ 777,895	$ 755,945	$ 636,202